Taxation (Details) - Schedule of components of income tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current income tax:
Current income tax charge	$ 2,592	$ 2,052	$ 2,374
Adjustments in respect of current income tax of prior years	(22)	97	(7)
Deferred tax:
Origination and reversal of temporary differences	(308)	(402)	(292)
Income tax charge for the year	$ 2,262	$ 1,747	$ 2,075